Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 184,970	$ 5,641	$ 148,916	$ 134,871
Interest on borrowings and bonds payable	6,848,484	208,859	6,197,706	3,912,526
Total interest expense for financial liabilities measured at amortized cost	7,033,454	214,500	6,346,622	4,047,397
Less: Amounts included in the cost of qualifying assets
Property, plant and equipment	(285,611)	(8,710)	(107,712)	(58,263)
Interest expense	6,747,843	205,790	6,238,910	3,989,134
Other finance costs	29,189	890	33,176	20,648
Finance costs	$ 6,777,032	$ 206,680	$ 6,272,086	$ 4,009,782